UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __12/30/05____

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____425 Lexington Avenue, Fifth Floor______
         _____New York, NY 10017 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:


____Vince Saponar_____    	  ___New York, NY__       __02/13/06__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: ___63____

Form 13F Information Table Value Total: ___80,805,549___



Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name



PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE DEC05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

NOBLE CORPORATION             SHS  G65422100    1,410,800    20,000 CALL    20,000        0        0        20,000        0        0
WEATHERFORD INTERNATIONAL LT  COM  G95089101      926,720    25,600         25,600        0        0        25,600        0        0
ADVANCED MICRO DEVICES INC    COM  007903107    1,086,300    35,500 PUT     35,500        0        0        35,500        0        0
ALBERTSONS INC                COM  013104104      640,500    30,000 CALL    30,000        0        0        30,000        0        0
ALKERMES INC                  COM  01642T108      302,430    17,000         17,000        0        0        17,000        0        0
AMERICAN EXPRESS CO           COM  025816109      514,600    10,000         10,000        0        0        10,000        0        0
AMERICAN EXPRESS CO           COM  025816109      514,600    10,000 PUT     10,000        0        0        10,000        0        0
AMERICAN TOWER CORP           CL A 029912201      615,170    22,700 PUT     22,700        0        0        22,700        0        0
ARMOR HOLDINGS INC            NOTE 042260AC3      792,984   800,000        800,000        0        0       800,000        0        0
BIOVAIL CORP                  COM  09067J109      261,030    11,000 PUT     11,000        0        0        11,000        0        0
CAL DIVE INTL INC             COM  127914109    2,017,687    56,250         56,250        0        0        56,250        0        0
CERADYNE INC                  NOTE 156710AA3      767,040   752,000        752,000        0        0       752,000        0        0
CHESAPEAKE ENERGY CORP        COM  165167107    3,477,608   109,600 PUT    109,600        0        0       109,600        0        0
CHICAGO MERCANTILE HLDGS INC  CL A 167760107   11,024,700    30,000         30,000        0        0        30,000        0        0
CITADEL BROADCASTING CORP     COM  17285T106      403,200    30,000         30,000        0        0        30,000        0        0
COMVERSE TECHNOLOGY INC       COM  205862402      319,080    12,000 PUT     12,000        0        0        12,000        0        0
CONMED CORP                   NOTE 207410AD3      352,381   408,000        408,000        0        0       408,000        0        0
DEVON ENERGY CORP NEW         DEB  25179MAB9      574,865   500,000        500,000        0        0       500,000        0        0
DIAMONDS TR                   UNIT 252787106    1,604,250    15,000         15,000        0        0        15,000        0        0
ELAN PLC                      ADR  284131208      278,600    20,000 CALL    20,000        0        0        20,000        0        0
ELAN PLC                      ADR  284131208       97,510     7,000 PUT      7,000        0        0         7,000        0        0
ELECTRONIC ARTS INC           COM  285512109        5,231       100            100        0        0           100        0        0
ELECTRONIC ARTS INC           COM  285512109    1,203,130    23,000 CALL    23,000        0        0        23,000        0        0
EURONET WORLDWIDE INC         COM  298736109       71,557     2,574          2,574        0        0         2,574        0        0
EURONET WORLDWIDE INC         COM  298736109      417,000    15,000 PUT     15,000        0        0        15,000        0        0
FEDERAL HOME LN MTG CORP      COM  313400301      653,500    10,000 CALL    10,000        0        0        10,000        0        0
FORD MTR CO DEL               COM  345370860      223,112    28,900         28,900        0        0        28,900        0        0
FORD MTR CO DEL               COM  345370860      223,880    29,000 PUT     29,000        0        0        29,000        0        0
GENERAL MTRS CORP             COM  370442105      776,800    40,000 CALL    40,000        0        0        40,000        0        0
GERON CORP                    COM  374163103      193,725    22,500         22,500        0        0        22,500        0        0
GERON CORP                    COM  374163103      215,250    25,000 PUT     25,000        0        0        25,000        0        0
GOODYEAR TIRE & RUBR CO       COM  382550101      815,122    46,900 PUT     46,900        0        0        46,900        0        0
IAMGOLD CORP                  COM  450913108      234,600    30,000         30,000        0        0        30,000        0        0
INTERNATIONAL GAME TECHNOLOG  COM  459902102      107,730     3,500          3,500        0        0         3,500        0        0
INTERNATIONAL GAME TECHNOLOG  COM  459902102      430,920    14,000 PUT     14,000        0        0        14,000        0        0
LEAR CORP                     NOTE 521865AG0    6,092,018 14045,000      14045,000        0        0     14045,000        0        0
LEAR CORP                     COM  521865105      406,978    14,300 PUT     14,300        0        0        14,300        0        0
MBIA INC                      COM  55262C100      872,320    14,500         14,500        0        0        14,500        0        0
MBIA INC                      COM  55262C100      601,600    10,000 PUT     10,000        0        0        10,000        0        0
MARRIOTT INTL INC NEW         CL A 571903202    1,105,005    16,500         16,500        0        0        16,500        0        0
MARRIOTT INTL INC NEW         CL A 571903202    1,339,400    20,000 PUT     20,000        0        0        20,000        0        0
MAYTAG CORP                   COM  578592107    1,193,188    63,400 CALL    63,400        0        0        63,400        0        0
MCDONALDS CORP                COM  580135101    2,360,400    70,000         70,000        0        0        70,000        0        0
MCDONALDS CORP                COM  580135101    2,360,400    70,000 PUT     70,000        0        0        70,000        0        0
NCI BUILDING SYS INC          NOTE 628852AG0    2,365,420  2000,000       2000,000        0        0      2000,000        0        0
NASDAQ STOCK MARKET INC       COM  631103108    9,400,096   267,200        267,200        0        0       267,200        0        0
OPENWAVE SYS INC              COM  683718308      611,450    35,000         35,000        0        0        35,000        0        0
PANERA BREAD CO               CL A 69840W108      656,800    10,000         10,000        0        0        10,000        0        0
PANERA BREAD CO               CL A 69840W108      919,520    14,000 CALL    14,000        0        0        14,000        0        0
PENNEY J C INC                COM  708160106      667,200    12,000 CALL    12,000        0        0        12,000        0        0
QUICKSILVER RESOURCES INC     DBCV 74837RAB0      912,198   600,000        600,000        0        0       600,000        0        0
           PAGE TOTAL              51           65,417,605
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE DEC05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

RSA SEC INC                   COM  749719100      268,071    23,871         23,871        0        0        23,871        0        0
RYERSON TULL INC NEW          NOTE 78375PAD9    6,462,788  5050,000       5050,000        0        0      5050,000        0        0
SEACOR HOLDINGS INC           DBCV 811904AJ0    4,531,976  4100,000       4100,000        0        0      4100,000        0        0
SMITHFIELD FOODS INC          COM  832248108       61,200     2,000          2,000        0        0         2,000        0        0
SMITHFIELD FOODS INC          COM  832248108      425,340    13,900 PUT     13,900        0        0        13,900        0        0
SMURFIT-STONE CONTAINER CORP  COM  832727101      957,892    67,600 PUT     67,600        0        0        67,600        0        0
SPRINT NEXTEL CORP            COM  852061100      252,288    10,800 CALL    10,800        0        0        10,800        0        0
SPRINT NEXTEL CORP            COM  852061100      214,912     9,200 PUT      9,200        0        0         9,200        0        0
STARWOOD HOTELS&RESORTS WRLD  NOTE 85590AAJ3      243,469   190,000        190,000        0        0       190,000        0        0
TALISMAN ENERGY INC           COM  87425E103      163,928     3,100          3,100        0        0         3,100        0        0
TALISMAN ENERGY INC           COM  87425E103    1,057,600    20,000 CALL    20,000        0        0        20,000        0        0
UNITED RENTALS INC            COM  911363109      748,480    32,000 PUT     32,000        0        0        32,000        0        0
           PAGE TOTAL              12           15,387,944
          GRAND TOTAL              63           80,805,549

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